CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares													12 Months Ended
	Dec. 17, 2025	Sep. 11, 2025	Jun. 24, 2025	Mar. 21, 2025	Dec. 18, 2024	Aug. 30, 2024	Jun. 18, 2024	Mar. 12, 2024	Dec. 04, 2023	Sep. 08, 2023	Jul. 10, 2023	Mar. 20, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Preferred Stock, Dividends per share													$ 2.21875	$ 2.21875	$ 2.21875
Dividend paid on common stock per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.075	$ 0.075	$ 0.075	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.04	$ 0.235	$ 0.60